Segment Information (Tables)	3 Months Ended
Sep. 30, 2017
Segment Reporting [Abstract]
Schedule of revenue and operating profit (loss)

The Company evaluates performance Segment information for the three months ended September 30, 2017 and 2016 are as follows:

	Foundry Fabrication Services	RF Filters	Total

Three months ended September 30, 2017
Revenue	$297,900	$3,040	$300,940
Cost of revenue	193,029	200	193,229
Gross margin	104,871	2,840	107,711
Research and development	—	3,004,365	3,004,365
General and administrative	—	1,832,622	1,832,622
Loss from Operations	$104,871	$(4,834,147)	$(4,729,276)

Three months ended September 30, 2016
Revenue	$—	$—	$—
Cost of revenue	—	—	—
Gross margin	—	—	—
Research and development	—	652,576	652,576
General and administrative	—	1,263,243	1,263,243
Loss from Operations	$—	$(1,915,819)	$(1,915,819)

As of September 30, 2017
Accounts receivable	$301,580	$3,040	$304,620
As of June 30, 2017
Accounts receivable	$—	$—	$—